Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss) income	$ (3,816)	$ 3,912	$ (7,158)	$ (2,512)	$ (13,692)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	19,289	27,460	56,450	54,139	56,021
Provision for doubtful accounts	500	1,389	1,483	1,840	1,725
Stock-based compensation expense	9,023	5,916	21,053	8,662	1,796
Deferred taxes	(2,381)	(1,722)	(4,051)	(4,733)	(10,535)
Loss (gain) on foreign currency exchange rates	467	1,086	1,707	(601)	1,723
Other non-cash (benefits) expenses			0	(100)	3
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in business combinations:
Accounts receivable	(1,327)	(3,351)	(3,458)	(5,015)	(4,936)
Income tax receivable	(153)	51	(233)	(271)	372
Prepaid expenses and other assets	(6,117)	(778)	(581)	(1,025)	(513)
Accounts payable	(5,336)	(235)	3,273	(236)	791
Due to and from affiliates	12,184	5,440	6,155	(3,753)	1,597
Accrued liabilities and other	5,118	2,228	7,970	(2,562)	4,707
Accrued related party interest payable	(2,039)	6,222	1,540	(18,550)	9,865
Income taxes payable	(2,197)	(1,993)	389	752	1,592
Deferred revenue	(126)	2	1,126	(495)	115
Other long-term liabilities			0	0	1,695
Net cash provided by operating activities	23,089	45,627	85,665	25,540	52,326
Cash flows from investing activities
Purchases of property and equipment	(12,757)	(4,153)	(11,919)	(5,793)	(9,473)
Purchases of intangible assets	(2,252)	(1,835)	(4,221)	(2,422)	(451)
Acquisitions, net of cash acquired			0	(14,823)	(13,001)
Net cash used in investing activities	(15,009)	(5,988)	(16,140)	(23,038)	(22,925)
Cash flows from financing activities
Repayments of borrowings due to affiliates	(68,620)	(21,750)	(21,750)	(55,600)	0
Net transfers from Parent	10,783	6,763	11,192	12,789	20,583
Net cash (used in) and provided by financing activities	(57,837)	(14,987)	(10,558)	(42,811)	20,583
Effect of exchange rate changes on cash and cash equivalents	(433)	(2,387)	1,475	1,790	(2,545)
Net increase (decrease) in cash and cash equivalents	(50,190)	22,265	60,442	(38,519)	47,439
Cash and cash equivalents
Beginning of period	99,790	39,348	39,348	77,867	30,428
End of period	49,600	61,613	99,790	39,348	77,867
Supplemental disclosure of cash flow information
Cash paid for interest	14,640	8,517	26,602	52,681	24,851
Cash paid for income taxes	9,816	8,237	14,205	8,941	$ 3,780
Supplemental disclosure of non-cash activities:
Right-of-use assets obtained in exchange for operating lease liabilities	$ 21,235	$ 5,765	$ 5,765	$ 2,278